FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,785	$ 1,036
Employees and payroll accruals	2,537	1,987
Other payables	1,019	1,617
Leases liability	1,297	2,025
Liabilities in respect of government grants	5,846	5,791
Total Financial Liabilities	12,484	12,456
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,785	1,036
Employees and payroll accruals	2,537	1,987
Other payables	1,019	1,617
Leases liability	921	943
Liabilities in respect of government grants	388	79
Total Financial Liabilities	6,650	5,662
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	211	819
Liabilities in respect of government grants	676	251
Total Financial Liabilities	887	1,070
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	103	131
Liabilities in respect of government grants	778	573
Total Financial Liabilities	881	704
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	41	70
Liabilities in respect of government grants	1,123	1,085
Total Financial Liabilities	1,164	1,155
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals		0
Other payables	0	0
Leases liability	21	41
Liabilities in respect of government grants	1,566	1,841
Total Financial Liabilities	1,587	1,882
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	0	0
Employees and payroll accruals	0	0
Other payables	0	0
Leases liability	0	21
Liabilities in respect of government grants	1,315	1,962
Total Financial Liabilities	$ 1,315	$ 1,983